Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
ASSETS:
Cash and cash equivalents	$ 463,744	$ 357,180
Reinsurance recoverables and trade receivables, net	261,789	297,974
Inventories, net	56,396	58,735
Prepaid expenses	57,451	41,858
Investments, fixed maturities and marketable equities	1,095,338	766,792
Investments, other	241,765	258,551
Deferred policy acquisition costs, net	93,043	63,914
Other assets	99,986	120,525
Related party assets	182,035	316,157
Subtotal assets	2,551,547	2,281,686
Property, plant and equipment, at cost:
Land	333,228	281,140
Buildings and improvements	1,197,875	1,087,119
Furniture and equipment	311,142	308,120
Property, plant and equipment (gross)	4,314,409	3,787,822
Less: Accumulated depreciation	(1,559,355)	(1,415,457)
Total property, plant and equipment	2,755,054	2,372,365
Total assets	5,306,601	4,654,051
Liabilities:
Accounts payable and accrued expenses	358,491	335,326
Notes, loans and leases payable	1,661,845	1,486,211
Policy benefits and losses, claims and loss expenses payable	1,115,048	1,145,943
Liabilities from investment contracts	510,789	240,961
Other policyholders' funds and liabilities	7,294	7,273
Deferred income	30,217	31,525
Deferred income taxes	393,658	370,992
Total liabilities	4,077,342	3,618,231
Commitments and contingencies (notes 9, 17, 18, 19 and 20)
Stockholders' equity:
Additional paid-in capital	438,168	433,743
Accumulated other comprehensive loss	(22,680)	(45,436)
Retained earnings	1,482,630	1,317,064
Unearned employee stock ownership plan shares	(1,706)	(2,398)
Total stockholders' equity	1,229,259	1,035,820
Total liabilities and stockholders' equity	5,306,601	4,654,051
Series A preferred stock, with no par value, 6,100,000 authorized; 6,100,000 shares issued and none outstanding as of March 31, 2013 and 2012
Stockholders' equity:
Preferred stock, value, issued
Series B preferred stock, with no par value, 100,000 shares authorized; none issued and outstanding as of March 31, 2013 and 2012
Stockholders' equity:
Preferred stock, value, issued
Series A common stock of $0.25 par value, 10,000,000 shares authorized; none issued and outstanding as of March 31, 2013 and 2012
Stockholders' equity:
Common stock, value, issued
Common stock of $0.25 par value, 150,000,000 shares authorized; 41,985,700 issued and 19,607,788 outstanding as of March 31, 2013 and 2012
Stockholders' equity:
Common stock, value, issued	10,497	10,497
Cost of common shares in treasury, net (22,377,912 shares as of March 31, 2013 and 2012)
Stockholders' equity:
Treasury stock, value	(525,653)	(525,653)
Cost of preferred shares in treasury, net (6,100,000 shares as of March 31, 2013 and 2012)
Stockholders' equity:
Treasury stock, value	(151,997)	(151,997)
Rental trailers and other rental equipment
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	317,476	255,010
Rental trucks
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	$ 2,154,688	$ 1,856,433